Share Based Compensations	6 Months Ended
Jun. 30, 2024
Share Based Compensations [Abstract]
SHARE BASED COMPENSATION
NOTE 8:-	SHARE BASED COMPENSATION

On May 15, 2023, the compensation committee of the board of directors of the Company, approved and recommended that the Company’s shareholders approve, the repricing of the exercise price of the existing options to purchase Ordinary Shares of the Company of certain of the Company’s officers, directors and service providers, who currently provide services to the Company, from $4.20 to $1.00 per share (the “Repricing”). Other than the exercise price, all other terms of the existing options granted to such officers and directors did not change. On June 28, 2023, the Company’s shareholders approved the Repricing and the Repricing was completed in July 2023. The Repricing was recognized as a modification with additional expense of $59,379 that will be recognized over the remainder of the vesting period and $58,818 recognized during the period ended June 30, 2023.

Share-based compensation was recorded in the following items within the statements of operation:

Six months ended June 30, 2024

Cost of revenues	$12,201
Research and development, net	19,082
Sales and marketing	8,563
General and administrative	34,933

Total expenses	$74,779

A summary of the share option activity for the six months ended June 30, 2024 is as follows:

	Number of options	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Options outstanding as of December 31, 2023	216,426	$1	3.89	$0.04
Granted	477,914	1.06
Forfeited	7,500	1.06

Options outstanding as of June 30, 2024	686,840	$1.04	2.06	$0.44

Options exercisable as of June 30, 2024	118,337	$1	2.68	$0.48

On January 15, 2024, the Company granted warrants to purchase up to an aggregate of 20,000 Ordinary Shares, at an exercise price of $1.06 per share, to certain of the Company’s service providers.

As of June 30, 2024, unrecognized share-based compensation cost related to unvested share-based compensation awards was $407,114, which is expected to be recognized over a weighted-average period of 3.01 years.